UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $112,252.4(thousands)


List of Other Included Managers:

None


                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                           February 14, 2007

                                 TITLE OF               VALUE      SHRS OR   SH/ PUT/   INVSTMT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MNGRS     SOLE      SHARED    NONE
--------------                    -----     -----       --------   -------   --------   ------   -----     ----      ------    ----
ALLEGHANY CORP DEL                 COM      017175100    1,454       4,000   SH          SOLE    NONE      4,000
ALLIED CAP CORP NEW                COM      01903Q108    1,330      40,700   SH          SOLE    NONE     40,700
BUILD A BEAR WORKSHOP              COM      120076104    6,904     246,400   SH          SOLE    NONE    246,400
COMARCO INC                        COM      200080109    3,122     366,886   SH          SOLE    NONE    366,886
CYNOSURE INC                       CL A     232577205    3,774     238,400   SH          SOLE    NONE    238,400
EAGLE MATERIALS INC                COM      26969P108      456      10,551   SH          SOLE    NONE     10,551
FARMER BROS CO                     COM      307675108      346      16,200   SH          SOLE    NONE     16,200
GENENTECH INC                    COM NEW    368710406      811      10,000   SH          SOLE    NONE     10,000
GILDAN ACTIVEWEAR INC              COM      375916103    1,805      38,700   SH          SOLE    NONE     38,700
MASSEY ENERGY CORP                 COM      576206106    8,342     359,100   SH          SOLE    NONE    359,100
PALOMAR MED TECHNOLOGIES INC     COM NEW    697529303   70,016   1,381,800   SH          SOLE    NONE  1,381,800
SLM CORP                           COM      78442P106    9,700     198,900   SH          SOLE    NONE    198,900
STREETTRACKS GOLD TR             GOLD SHS   863307104    1,896      30,000   SH          SOLE    NONE     30,000
THIRD WAVE TECHNOLOGIES INC        COM      88428W108    1,871     388,900   SH          SOLE    NONE    388,900
US BIOENERGY CORP                  COM      90342V109      425      25,000   SH          SOLE    NONE     25,000



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